Quarterly Report
March 31, 2022
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 6.4%
General Dynamics Corp.	56,321	$13,583,499
Honeywell International, Inc.	295,619	57,521,545
Lockheed Martin Corp.	28,173	12,435,562
Northrop Grumman Corp.	143,241	64,060,240
Raytheon Technologies Corp.	240,563	23,832,576
		$171,433,422
Alcoholic Beverages – 1.5%
Diageo PLC	805,149	$40,694,801
Brokerage & Asset Managers – 3.6%
BlackRock, Inc.	51,523	$39,372,331
KKR & Co., Inc.	253,924	14,846,936
NASDAQ, Inc.	240,053	42,777,445
		$96,996,712
Business Services – 4.4%
Accenture PLC, “A”	192,079	$64,774,801
Equifax, Inc.	135,319	32,084,135
Fidelity National Information Services, Inc.	206,566	20,743,358
		$117,602,294
Cable TV – 3.2%
Charter Communications, Inc., “A” (a)	36,050	$19,665,996
Comcast Corp., “A”	1,425,920	66,761,574
		$86,427,570
Chemicals – 1.4%
PPG Industries, Inc.	282,648	$37,046,673
Construction – 2.9%
Masco Corp.	370,248	$18,882,648
Otis Worldwide Corp.	104,724	8,058,512
Sherwin-Williams Co.	118,656	29,618,910
Stanley Black & Decker, Inc.	149,686	20,924,606
		$77,484,676
Consumer Products – 2.3%
Colgate-Palmolive Co.	245,430	$18,610,957
International Flavors & Fragrances, Inc.	80,022	10,509,289
Kimberly-Clark Corp.	163,609	20,150,085
Reckitt Benckiser Group PLC	177,306	13,552,736
		$62,823,067
Electrical Equipment – 1.3%
Johnson Controls International PLC	523,366	$34,317,109
Electronics – 4.8%
Analog Devices, Inc.	116,988	$19,324,078
Intel Corp.	371,671	18,420,015
NXP Semiconductors N.V.	133,710	24,747,047
Texas Instruments, Inc.	366,216	67,193,311
		$129,684,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.2%
ConocoPhillips	352,815	$35,281,500
EOG Resources, Inc.	186,655	22,254,876
Pioneer Natural Resources Co.	110,886	27,724,826
		$85,261,202
Food & Beverages – 3.1%
Archer Daniels Midland Co.	121,832	$10,996,557
Nestle S.A.	334,035	43,364,695
PepsiCo, Inc.	177,632	29,732,044
		$84,093,296
Gaming & Lodging – 1.0%
Marriott International, Inc., “A” (a)	153,829	$27,035,447
Health Maintenance Organizations – 2.1%
Cigna Corp.	236,400	$56,643,804
Insurance – 10.8%
Aon PLC	230,857	$75,173,965
Chubb Ltd.	291,259	62,300,300
Marsh & McLennan Cos., Inc.	357,438	60,914,584
Progressive Corp.	465,974	53,116,376
Travelers Cos., Inc.	211,974	38,734,009
		$290,239,234
Machinery & Tools – 4.5%
Eaton Corp. PLC	277,729	$42,148,153
Illinois Tool Works, Inc.	191,125	40,021,575
PACCAR, Inc.	153,158	13,488,625
Trane Technologies PLC	163,019	24,893,001
		$120,551,354
Major Banks – 7.7%
Goldman Sachs Group, Inc.	84,589	$27,922,829
JPMorgan Chase & Co.	732,622	99,871,031
Morgan Stanley	551,534	48,204,072
PNC Financial Services Group, Inc.	172,379	31,795,306
		$207,793,238
Medical & Health Technology & Services – 1.3%
McKesson Corp.	118,389	$36,242,425
Medical Equipment – 7.7%
Abbott Laboratories	328,557	$38,888,007
Boston Scientific Corp. (a)	588,229	26,052,662
Danaher Corp.	137,249	40,259,249
Medtronic PLC	437,480	48,538,406
Thermo Fisher Scientific, Inc.	90,609	53,518,206
		$207,256,530
Other Banks & Diversified Financials – 4.9%
American Express Co.	269,653	$50,425,111
Citigroup, Inc.	619,467	33,079,538
Moody's Corp.	43,853	14,796,441
Truist Financial Corp.	316,978	17,972,652
U.S. Bancorp	283,960	15,092,474
		$131,366,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.9%
Johnson & Johnson	546,324	$96,825,002
Merck & Co., Inc.	508,148	41,693,543
Pfizer, Inc.	1,246,506	64,531,616
Roche Holding AG	23,005	9,097,910
		$212,148,071
Railroad & Shipping – 2.9%
Canadian National Railway Co.	132,153	$17,727,004
Union Pacific Corp.	217,577	59,444,212
		$77,171,216
Real Estate – 0.5%
Public Storage, Inc., REIT	34,077	$13,299,572
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	412,493	$30,351,235
Specialty Stores – 1.5%
Lowe's Cos., Inc.	193,257	$39,074,633
Utilities - Electric Power – 7.0%
American Electric Power Co., Inc.	214,441	$21,394,779
Dominion Energy, Inc.	512,590	43,554,772
Duke Energy Corp.	540,168	60,315,159
Southern Co.	662,097	48,008,653
Xcel Energy, Inc.	185,952	13,420,156
		$186,693,519
Total Common Stocks		$2,659,731,767
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.21% (v)	23,071,542	$23,071,542

Other Assets, Less Liabilities – 0.1%		3,295,844
Net Assets – 100.0%		$2,686,099,153
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,071,542 and $2,659,731,767, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,535,294,621	$—	$—	$2,535,294,621
United Kingdom	—	54,247,537	—	54,247,537
Switzerland	—	52,462,605	—	52,462,605
Canada	17,727,004	—	—	17,727,004
Mutual Funds	23,071,542	—	—	23,071,542
Total	$2,576,093,167	$106,710,142	$—	$2,682,803,309
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,380,359	$63,614,490	$78,923,307	$—	$—	$23,071,542
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,978	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.